UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 COMPTON PETROLEUM FIN CORP                                                                  Agenda Number:  933313847
--------------------------------------------------------------------------------------------------------------------------
        Security:  204755AB8
    Meeting Type:  Special
    Meeting Date:  14-Sep-2010
          Ticker:
            ISIN:  US204755AB85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A RESOLUTION OF NOTEHOLDERS (THE "NOTEHOLDERS'            Mgmt          For                            For
       ARRANGEMENT RESOLUTION"), THE FULL TEXT OF
       WHICH IS SET OUT IN APPENDIX "A" TO THE ACCOMPANYING
       MANAGEMENT PROXY CIRCULAR (THE "CIRCULAR"),
       APPROVING AMONG OTHER THINGS AN ARRANGEMENT
       (THE "ARRANGEMENT") PURSUANT TO SECTION 192
       OF THE CANADA BUSINESS CORPORATIONS ACT, WHICH
       ARRANGEMENT IS MORE PARTICULARLY DESCRIBED
       IN THE CIRCULAR




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933450998
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2011
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN BITOVE                                               Mgmt          For                            For
       GEORGE BOYER                                              Mgmt          Withheld                       Against
       MICHAEL E. DUGGAN                                         Mgmt          For                            For
       BENJAMIN C. DUSTER IV                                     Mgmt          For                            For
       FREMAN HENDRIX                                            Mgmt          For                            For
       YVETTE E. LANDAU                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933436962
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  25-May-2011
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       STANLEY C. HORTON                                         Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

02     TO APPROVE, ON A NON-BINDING ADVISORY BASIS,              Mgmt          For                            For
       THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE
       OFFICERS.

03     TO SELECT, ON A NON-BINDING ADVISORY BASIS,               Mgmt          1 Year                         For
       THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY
       VOTES ON EXECUTIVE COMPENSATION.

04     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/17/2011